Risk-Free Rate for Periods Within Contractual Term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Stockholders Equity Note [Line Items]
Grant-date fair value	¥ 1,470		¥ 2,268		¥ 1,785
Expected term	5 years		5 years		5 years
Risk-free rate, minimum	0.10%	[1]	0.12%	[1]	0.13%	[1]
Risk-free rate, maximum	0.81%	[1]	1.12%	[1]	1.11%	[1]
Expected volatility	46.00%		48.00%		54.00%
Expected dividend yield	1.91%		1.83%		0.96%

[1]	* Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows: 1 year 2 years 3 years 4 years 5 years 6 years 7 years 8 years 9 years 10 years 2013 0.10% 0.10% 0.10% 0.13% 0.20% 0.30% 0.41% 0.55% 0.68% 0.81% 2012 0.12% 0.16% 0.21% 0.29% 0.38% 0.49% 0.63% 0.78% 0.96% 1.12% 2011 0.13% 0.14% 0.18% 0.25% 0.36% 0.47% 0.59% 0.76% 0.94% 1.11%